UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08518
GAMCO Gold Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Gold Fund, Inc.
First Quarter Report
March 31, 2010

Ceasar Bryan
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of the GAMCO Gold Fund’s (the “Fund”) Class AAA Shares declined 2.04% while the Philadelphia Gold and Silver Index rose 1.61%, the Standard & Poor’s (“S&P”) 500 Index increased 5.39%, and the Lipper Gold Fund Average declined 0.86%.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

										Since
										Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	(7/11/94)
GAMCO Gold Fund Class AAA	(2.04)%		31.57%		10.02%		19.68%		22.25%	9.06%
Philadelphia Gold and Silver Index	1.61		23.63		7.32		13.10		12.75	3.57
Lipper Gold Fund Average	(0.86)		33.99		8.84		18.17		20.49	5.52
S&P 500 Index	5.39		49.73		(4.16)		1.92		(0.65)	8.26
Class A	(2.04)		31.58		10.02		19.68		22.25	9.06
	(7.67	)(b)	24.02	(b)	7.87	(b)	18.27	(b)	21.53 (b)	8.65 (b)
Class B	(2.21)		30.58		9.20		18.76		21.57	8.67
	(7.10	)(c)	25.58	(c)	8.35	(c)	18.56	(c)	21.57	8.67
Class C	(2.22)		30.61		9.19		18.78		21.59	8.68
	(3.19	)(d)	29.61	(d)	9.19		18.78		21.59	8.68
Class I Shares	(1.96)		31.87		10.23		19.82		22.32	9.10
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.46%, 1.46%, 2.21%, 2.21%, and 1.21%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.The S&P 500 Index is an unmanaged indicator of stock market performance. The Philadelphia Gold and Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Gold Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Gold Fund, Inc.
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.8%
	METALS AND MINING — 99.8%
	Australia — 12.7%
650,000	Andean Resources Ltd.†	$1,591,000
3,569,000	Centamin Egypt Ltd.†	7,519,972
950,000	Kingsgate Consolidated Ltd.	7,419,580
8,800,000	Lihir Gold Ltd.	24,735,456
805,250	Newcrest Mining Ltd.	24,278,138
242,000	Sandfire Resources NL†	804,408
700,000	Silver Lake Resources Ltd.†	801,483
21,525,000	Tanami Gold NL†	988,312

		68,138,349

	Latin America — 1.5%
264,800	Compania de Minas Buenaventura SA, ADR	8,200,856

	North America — 54.8%
371,000	Agnico-Eagle Mines Ltd., New York	20,653,570
291,231	Agnico-Eagle Mines Ltd., Toronto	16,269,824
49,800	Anatolia Minerals Development Ltd., New York†	214,538
330,000	Anatolia Minerals Development Ltd., Toronto†	1,406,882
2,300,000	Axmin Inc.† (a)(b)	169,842
312,400	Barrick Gold Corp., New York	11,977,416
182,661	Barrick Gold Corp., Toronto	7,008,614
200,900	Comaplex Minerals Corp.†	1,582,435
165,000	Detour Gold Corp.†	3,081,820
754,900	Eldorado Gold Corp., New York†	9,119,192
526,333	Eldorado Gold Corp., Toronto†	6,389,687
467,500	Eldorado Gold Corp., Toronto† (a)	5,675,454
125,000	Franco-Nevada Corp., New York	3,353,764
155,000	Franco-Nevada Corp., Toronto	4,158,667
473,000	Franco-Nevada Corp., Toronto (c)	12,690,641
279,500	Freeport-McMoRan Copper & Gold Inc.	23,349,430
20,000	Gold Resource Corp.†	208,000
333,150	Goldcorp Inc., New York	12,399,843
695,058	Goldcorp Inc., Toronto	25,971,005
500,000	Golden Queen Mining Co. Ltd.†	467,681
1,500,000	Golden Queen Mining Co. Ltd.†	1,403,043
1,500,000	Golden Queen Mining Co. Ltd.† (a)(b)	1,403,042
250,000	Greystar Resources Ltd.†	1,612,268
452,000	IAMGOLD Corp., New York	5,975,440
54,000	IAMGOLD Corp., Toronto	717,767
100,000	International Tower Hill Mines Ltd.†	579,924
250,000	Keegan Resources Inc.†	1,499,040
300,000	Keegan Resources Inc.† (c)(d)	1,798,848
1,135,000	Kinross Gold Corp., New York	19,397,150
535,949	Kinross Gold Corp., Toronto	9,165,987
170,000	MAG Silver Corp.†	1,288,830
1,800,000	Nayarit Gold Inc.† (a)(b)	797,519
610,071	Newmont Mining Corp.	31,070,916
35,000	Northern Dynasty Minerals Ltd.†	335,650
200,000	Odyssey Resources Ltd.† (a)(b)	49,722
500,000	Odyssey Resources Ltd.† (a)(b)	135,381
405,000	Osisko Mining Corp.† (d)	3,529,021
120,000	Osisko Mining Corp.† (a)(b)(d)	1,045,636
580,000	Red Back Mining Inc.†	11,849,555
559,900	Romarco Minerals Inc.†	1,074,982
150,000	Royal Gold Inc.	6,931,500
950,000	SEMAFO Inc.†	5,294,147
600,000	SEMAFO Inc.† (a)	3,343,671
4,100,000	Wesdome Gold Mines Ltd.	8,356,225
789,390	Yamana Gold Inc., New York	7,775,492
243,444	Yamana Gold Inc., Toronto	2,397,923

		294,976,984

	South Africa — 11.8%
399,000	AngloGold Ashanti Ltd., ADR	15,142,050
1,918,249	Gold Fields Ltd., ADR	24,208,302
300,000	Harmony Gold Mining Co. Ltd., ADR	2,844,000
170,000	Impala Platinum Holdings Ltd.	4,990,699
456,000	Impala Platinum Holdings Ltd., ADR	13,292,400
329,609	Witwatersrand Consolidated Gold Resources Ltd.†	2,732,244

		63,209,695

	United Kingdom — 19.0%
188,000	African Barrick Gold Ltd.†	1,664,664
37,500	Avnel Gold Mining Ltd.†	7,015
300,000	Avnel Gold Mining Ltd.† (a)(b)	56,122
500,000	Avnel Gold Mining Ltd.† (a)(b)	93,536
1,361,000	Cluff Gold plc†	1,960,877
1,445,500	Fresnillo plc	18,616,053
2,140,152	Hochschild Mining plc	9,166,574
922,200	Randgold Resources Ltd., ADR	70,852,626

		102,417,467

	TOTAL COMMON STOCKS	536,943,351

	WARRANTS — 0.2%
	North America — 0.2%
500,000	Axmin Inc., expire 06/19/10† (a)(b)(d)	0
62,500	Franco-Nevada Corp., expire 03/13/12†	276,301
87,500	Franco-Nevada Corp., expire 06/16/17† (c)	628,908
4,900	Goldcorp Inc., expire 06/09/11†	21,560
384,600	Great Basin Gold Ltd., expire 10/15/10†	113,602
50,015	Kinross Gold Corp., expire 09/03/13†	139,854
1,800,000	Nayarit Gold Inc., expire 07/25/10† (a)(b)(d)	23,810
495,000	New Gold Inc., expire 04/03/12† (a)(d)	17,058

	TOTAL WARRANTS	1,221,093

	TOTAL INVESTMENTS — 100.0% (Cost $262,479,696)	$538,164,444

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc.
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Market
Value
Aggregate book cost	$262,479,696

Gross unrealized appreciation	$283,856,935
Gross unrealized depreciation	(8,172,187)

Net unrealized appreciation/depreciation	$275,684,748

(a)	At March 31, 2010, the Fund held investments in restricted securities amounting to $12,810,793 or 2.38% of total investments, which were valued under methods approved by the Board of Directors, as follows (except as noted in (b), these securities are liquid):

				03/31/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
800,000	Avnel Gold Mining Ltd.	11/23/05	$426,106	$0.1871
2,300,000	Axmin Inc.	12/20/02	1,044,417	0.0738
500,000	Axmin Inc., Warrants expire 06/19/10	06/26/08	—	—
467,500	Eldorado Gold Corp., Toronto	05/23/03	2,270,471	12.1400
1,500,000	Golden Queen Mining Co. Ltd.	05/24/02	656,888	0.9354
1,800,000	Nayarit Gold Inc.	07/14/08	998,020	0.4431
1,800,000	Nayarit Gold Inc., Warrants expire 07/25/10	07/14/08	—	0.0132
495,000	New Gold Inc., Warrants expire 04/03/12	03/09/07	108,702	0.0345
500,000	Odyssey Resources Ltd.	10/20/05	244,242	0.2708
200,000	Odyssey Resources Ltd.	10/23/06	177,352	0.2486
120,000	Osisko Mining Corp.	10/30/07	817,996	8.7136
600,000	SEMAFO Inc.	12/07/05	970,533	5.5728

(b)	Illiquid security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $15,118,397 or 2.81% of total investments.

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $6,414,373 or 1.19% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	55.0%	$296,198,077
Europe	19.0	102,417,467
Asia/Pacific	12.7	68,138,349
South Africa	11.8	63,209,695
Latin America	1.5	8,200,856

	100.0%	$538,164,444

See accompanying notes to schedule of investments.

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Australia	$7,519,972	$60,618,377	—	$68,138,349
Latin America	8,200,856	—	—	8,200,856
North America	293,711,784	1,265,200	—	294,976,984
South Africa	55,486,752	7,722,943	—	63,209,695
United Kingdom	72,673,963	29,743,504	—	102,417,467

Total Common Stocks	437,593,327	99,350,024	—	536,943,351

Warrants:
North America	551,317	669,776	$0	1,221,093

TOTAL INVESTMENTS IN SECURITIES	$438,144,644	$100,019,800	$0	$538,164,444

The market value of Level 2 investments at December 31, 2009 was $3,886,401. $97,280,416 was transferred into Level 2 at March 31, 2010 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
North America	$168	$—	$—	$(168)	$—	$—	$—	$0	$(168)

TOTAL INVESTMENTS IN SECURITIES	$168	$—	$—	$(168)	$—	$—	$—	$0	$(168)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

GAMCO Gold Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,939,972, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
During the year ended December 31, 2009, the Fund utilized capital loss carryforwards of $7,098,440.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Gold Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118 website:
www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman
Executive Officer	BALMAC International, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Salvatore J. Zizza
Chief Executive Officer	Chairman
Cerutti Consultants, Inc.	Zizza & Co., Ltd.

Anthony J. Colavita	Daniel E. Zucchi
President	President
Anthony J. Colavita, P.C.	Daniel E. Zucchi Associates

Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB008Q110SR
GAMCO
GAMCO
Gold
Fund,
Inc.
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer
Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.